Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of estimated useful lives
Estimated useful life
Office equipment and furniture	3 - 5 Years
Leasehold improvement	The lesser of remaining lease term or 2 - 3 Years
Software	1 - 3 Years
Finance lease right-of-use asset	4 Years

Schedule of disaggregate the company's revenue geographic area
	For the Year Ended December 31,
	2021	2020	2019
	US$	US$	US$

Market data services	$107,184	$73,524	$75,044
Investor relations management services	-	21,113	86,788
Commissions	390,569	643,145	33,680
Fund management services	153,494	-	-
Other revenue	1,789	4,343	5,285
Total revenues	$653,036	$742,125	$200,797

Schedule of disaggregate the company's revenue geographic area
	For the Year Ended December 31,
	2021	2020	2019
	US$	US$	US$

China	$176,262	$94,637	$161,832
United States	476,774	647,488	38,965
Total revenues	$653,036	$742,125	$200,797

Schedule of earnings per share, basic and diluted
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net loss for basic and diluted net loss per share of common stock	$(7,050,755)	$(3,181,596)	$(2,243,234)
Weighted average common stock outstanding – basic and diluted	24,504,462	20,385,574	20,013,288
Net loss per common share - basic and diluted	$(0.29)	$(0.16)	$(0.11)